Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Redemption value per share (in Dollars per share)	$ 10.00	$ 10.00
Subject to possible redemption, shares	29,665,062	28,851,640
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Class A Common Stock [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	380,000,000	380,000,000
Common stock, shares issued	4,834,938	5,648,360
Common stock, shares outstanding	4,834,938	5,648,360
Subject to possible redemption, shares	29,665,062	28,851,640
Class B Common Stock [Member]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000